SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	$ 229,101,211		$ 182,040,968	$ 182,571,852
Total Cost of revenue	148,672,693		144,491,083	139,308,511
Gross profit	$ 80,428,518		$ 37,549,885	$ 43,263,341
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	21.00%		51.00%	23.00%
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	$ 167,530,309		$ 125,916,457	$ 127,692,325
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	61,570,902		56,124,511	54,879,527
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	196,219,102		149,401,821	157,117,208
Total Cost of revenue	125,320,832		121,193,840	119,703,550
Gross profit	70,898,270		28,207,981	37,413,658
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	61,570,902		56,124,511	54,879,527
Total Cost of revenue	52,413,007		46,763,308	47,861,811
Gross profit	9,157,895		9,361,203	7,017,716
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(28,688,793)		(23,485,364)	(29,424,883)
Total Cost of revenue	(29,061,146)		(23,466,065)	(28,256,850)
Gross profit	372,353		(19,299)
Elimination [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue			(23,485,364)	(29,424,883)
Customer B [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	19,595,911	18,210,196
Customer C [Member]
Segment Reporting Information [Line Items]
Revenue	48,739,001		35,094,472		[1]
Customer A [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	20,465,558		[1]
Customer F [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	$ 18,125,773	$ 23,882,302

[1]	Represents less than 10%